Borrowings - Burnstone Debt (Details) R in Millions		12 Months Ended
	Jul. 01, 2017 USD ($)	Dec. 31, 2022 ZAR (R) R / kg R / $	Dec. 31, 2021 ZAR (R) R / kg R / $	Dec. 31, 2020 ZAR (R) R / kg R / $	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)	Jul. 01, 2017 ZAR (R)	Jul. 01, 2017 USD ($)	Jul. 01, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		R 22,728	R 20,298	R 18,383
Face amount of debt | $					$ 383,000,000	$ 200,000
Balance at beginning of the year		20,298	18,383	23,736
Unwinding of amortised cost		216	302	394
Loss/(gain) on revised estimated cash flows		776	2	(264)
Gain/(loss) on foreign exchange differences		(616)	(1,149)	255
Balance at end of the year		22,728	20,298	18,383
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings		2,540	1,507	1,263				$ 178,000,000	$ 178,000,000
Bank Lenders participation in Burnstone free cash flow after Burnstone Debt repaid in full	10.00%
Maximum participation in Burnstone free cash flow after Burnstone Debt repaid in full | $	$ 63,000,000
Net assets		R 2,000
Borrowings on acquisition of subsidiary							R 1,008
Life-of-mine	20 years	22 years
Balance at beginning of the year		R 1,507	1,263	1,330
Unwinding of amortised cost		148	125	148
Loss/(gain) on revised estimated cash flows		776	2	(264)
Gain/(loss) on foreign exchange differences		109	117	49
Balance at end of the year	$ 178,000,000	R 2,540	R 1,507	R 1,263
Revised gold prices (ZAR/kg) | R / kg		793,473,000	729,270,000	733,037,000
Exchange rates (in ZAR per USD) | R / $		15.50	15.00	16.00
A1
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									200,000
A2
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									7,800,000
Free cash flow used to repay Wits Gold Loan (as a percent)	50.00%
Free cash flow used to repay Burnstone Debt (as a percent)	50.00%
Nominal discount rate		5.90%
A3 and A4
Disclosure of detailed information about borrowings [line items]
Interest rate margin							4.00%	4.00%
Free cash flow used to repay Wits Gold Loan (as a percent)	90.00%
Free cash flow used to repay Burnstone Debt (as a percent)	10.00%
Free cash flow used to repay Burnstone Debt after settlement of Wits Gold Loan (as a percent)	30.00%
Nominal discount rate		9.50%
A3 and A4 | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin							4.00%	4.00%
A3
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									51,000,000
A4
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									$ 119,100,000